Commitments and Contingencies - Future Minimum Rentals Payable Under Non-cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	$ 15,201	¥ 101,700	¥ 35,363
One year or less [member] | Third parties [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	1,680	11,238	14,058
One year or less [member] | Related parties [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	3,291	22,020	5,578
After one year but not more than five years [member] | Third parties [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	2,505	16,759	14,003
After one year but not more than five years [member] | Related parties [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	$ 7,725	¥ 51,683	¥ 1,724